Equity (Details) - USD ($)							6 Months Ended		12 Months Ended
		Apr. 07, 2025	Mar. 13, 2025	Oct. 16, 2024	Dec. 17, 2023	Mar. 20, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Jan. 27, 2025	Jan. 19, 2025	Nov. 07, 2024	Oct. 11, 2024	Sep. 18, 2024	Sep. 30, 2023	Mar. 24, 2022
Equity [Line Items]
Ordinary shares authorized	[1]								200,000,000						200,000,000
Ordinary shares par value	[1]
Ordinary shares issued	[1]								21,500,000						20,000,000
Share split description						ordinary shares on the basis of 1:4000
Authorized share capital	[1]								$ 5,375						$ 5,000
Public offering price															$ 4
Net proceeds amount								$ 5,356,792
Authorized share capital divided value										$ 2,500,000
Aggregate principal amount														$ 10,830,000
Percentage of registered capital							50.00%		50.00%
Net assets							$ 1,206,886		$ 1,206,886						$ 1,441,960
Offering shares								$ 4,164,739	$ 4,042,058
Securities Purchase Agreement [Member]
Equity [Line Items]
Aggregate principal amount				$ 10,830,000
Bearing interest rate				8.00%
Original issue discount				$ 800,000
Aggregate ordinary shares				9,300,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized						200,000,000	200,000,000
Ordinary shares par value						$ 0.00025	$ 0.00025		$ 0.00025
Ordinary shares issued																20,000,000
Authorized share capital						$ 50,000
Offering shares								150,000	1,500,000
Offering shares								$ 375	$ 375
Statutory Reserve [Member]
Equity [Line Items]
Statutory surplus reserve							10.00%		10.00%
Subsequent Event [Member]
Equity [Line Items]
Ordinary shares par value		$ 0.00025
Share split description		the Company consolidated each 10 shares into 1 share
Authorized share capital divided value		$ 2,500,000
Maximum [Member] | Subsequent Event [Member]
Equity [Line Items]
Consolidated shares		10
Minimum [Member]
Equity [Line Items]
Statutory surplus reserve									10.00%
Minimum [Member] | Subsequent Event [Member]
Equity [Line Items]
Consolidated shares		1
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[2]						998,000,000		998,000,000
Ordinary shares par value	[2]						$ 0.0025		$ 0.0025
Ordinary shares issued	[2]						3,080,000		2,150,000
Authorized share capital	[2]						$ 7,700		$ 5,375
Common stock authorized													21,500,000
Authorized share capital divided value										$ 50,000
Authorized share capital													200,000,000
Ordinary shares issued													195,000,000
Ordinary shares issued										195,000,000
Repurchase shares											2,000,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value			$ 0.00025	$ 0.00025						$ 0.00025	$ 0.00025		$ 0.00025
Ordinary shares issued										9,980,000,000
Authorized share capital divided value													$ 50,000
Class A Ordinary Shares [Member] | Smart Bloom Global Limited [Member]
Equity [Line Items]
Stock issued during repurchased shares			2,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares authorized		998,000,000
Ordinary shares par value		$ 0.0025
Authorized share capital		9,980,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued		998,000,000
Authorized share capital divided value		$ 2,500,000
Class A Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value		$ 0.00025
Ordinary shares issued		9,980,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[2]						2,000,000		2,000,000
Ordinary shares par value	[2]						$ 0.0025		$ 0.0025
Ordinary shares issued	[2]						700,000		700,000
Authorized share capital	[2]						$ 1,750
Public offering price										$ 0.00025
Authorized shares unissued													5,000,000
Subscription price												$ 0.00025
Ordinary shares issued											2,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value			$ 0.00025							$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares issued			2,000,000							5,000,000		5,000,000	5,000,000
Authorized shares unissued													173,500,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares authorized		2,000,000
Ordinary shares par value		$ 0.0025
Authorized share capital		$ 2,500,000
Authorized share capital		20,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value		$ 0.0025
Ordinary shares issued		2,000,000
Class B Ordinary Shares [Member] | Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued										20,000,000
Class B Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares par value		$ 0.0025
Class B Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued		20,000,000
IPO [Member]
Equity [Line Items]
Ordinary shares par value															$ 0.00025
Net proceeds amount					$ 5,356,417
Ordinary shares issued															1,500,000
IPO [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Offering shares					1,500,000
Public offering price					$ 4
Gross proceeds					$ 6,000,000
Offering shares					$ 1,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).